UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/29/2000
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             11/14/2000
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 109
                                        -------------------

Form 13F Information Table Value Total: $    134,651
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Abbott Laboratories            COMMON STOCK         2824100       668,253       14,050      SOLE          N/A        SOLE
Agilent Technologies Inc       COMMON STOCK                       492,507       10,064      SOLE          N/A        SOLE
Alliance Capital Mgmt LP       COMMON STOCK                     1,173,677       23,415      SOLE          N/A        SOLE
America OnLine Inc             COMMON STOCK       02364J104     2,901,425       53,980      SOLE          N/A        SOLE
American Elec Power Inc.       COMMON STOCK                       281,808        7,200      SOLE          N/A        SOLE
American Express Company       COMMON STOCK                       458,359        7,545      SOLE          N/A        SOLE
American Intl Group Inc.       COMMON STOCK                       958,119       10,013      SOLE          N/A        SOLE
AmeriGas Partners LP           COMMON STOCK        30975106       352,735       18,565      SOLE          N/A        SOLE
Amgen, Inc.                    COMMON STOCK        31162100       405,003        5,800      SOLE          N/A        SOLE
Anadarko Petroleum             COMMON STOCK        32511107     1,962,032       29,522      SOLE          N/A        SOLE
AON Corporation                COMMON STOCK        37389103       496,238       12,643      SOLE          N/A        SOLE
Apartment Invt & Mgmt A        COMMON STOCK                       620,278       13,466      SOLE          N/A        SOLE
AT&T Corporation               COMMON STOCK         1957109       220,518        7,507      SOLE          N/A        SOLE
At&T Lib Media Grp Cl A        COMMON STOCK                       305,172       16,954      SOLE          N/A        SOLE
Bank of America Corp           COMMON STOCK                       214,423        4,094      SOLE          N/A        SOLE
BellSouth Corporation          COMMON STOCK        79860102       204,148        5,072      SOLE          N/A        SOLE
Ben Ezra Weinstein New         COMMON STOCK                         1,000       50,000      SOLE          N/A        SOLE
BP Amoco PLC ADR               COMMON STOCK                     1,549,296       29,232      SOLE          N/A        SOLE
Bristol-Myers Squibb           COMMON STOCK       110122108     5,390,096       94,356      SOLE          N/A        SOLE
Broadcom Corp Cl A             COMMON STOCK                       263,250        1,080      SOLE          N/A        SOLE
Capital Southwest Corporation  COMMON STOCK                       546,713        9,150      SOLE          N/A        SOLE
Cardinal Health                COMMON STOCK       14149Y108     1,665,421       18,885      SOLE          N/A        SOLE
Cisco Systems                  COMMON STOCK       17275R102    10,289,097      186,228      SOLE          N/A        SOLE
Citigroup Inc.                 COMMON STOCK       172967101     3,336,089       61,708      SOLE          N/A        SOLE
Clear Channel Comm Inc         COMMON STOCK                     1,922,706       34,030      SOLE          N/A        SOLE
Coca-Cola Co.                  COMMON STOCK       191216100       479,588        8,700      SOLE          N/A        SOLE
Computer Assoc Intl Inc        COMMON STOCK                       513,674       20,394      SOLE          N/A        SOLE
Concord E F S Inc.             COMMON STOCK                       453,711       12,777      SOLE          N/A        SOLE
Dell Computer Corp             COMMON STOCK                     1,264,853       41,050      SOLE          N/A        SOLE
Duke Energy                    COMMON STOCK                       711,554        8,298      SOLE          N/A        SOLE
E. I. Du Pont De Nemours       COMMON STOCK       263534109       247,216        5,966      SOLE          N/A        SOLE
Elan Corp Plc Spon Adr         COMMON STOCK                     1,124,565       20,540      SOLE          N/A        SOLE
EMC Corp Mass                  COMMON STOCK                     5,469,222       55,175      SOLE          N/A        SOLE
Emerson Electric Company       COMMON STOCK       291011104     1,070,995       15,985      SOLE          N/A        SOLE
Enron Corporation              COMMON STOCK       293561106     3,805,904       43,434      SOLE          N/A        SOLE
Ensco International Inc.       COMMON STOCK                       392,063       10,250      SOLE          N/A        SOLE
EOG Resources                  COMMON STOCK       293562104       286,898        7,380      SOLE          N/A        SOLE
Exxon Mobil Corporation        COMMON STOCK                     3,209,659       36,013      SOLE          N/A        SOLE
Federal Natl Mtg Assoc         COMMON STOCK       313586109       587,015        8,210      SOLE          N/A        SOLE
First Security Corp            COMMON STOCK                       187,333       11,484      SOLE          N/A        SOLE
Forest Laboratories Inc.       COMMON STOCK                       430,078        3,750      SOLE          N/A        SOLE
Genentech Inc New              COMMON STOCK                       406,656        2,190      SOLE          N/A        SOLE
General Electric               COMMON STOCK       369604103     8,743,887      151,573      SOLE          N/A        SOLE
Healthcare Realty Trust        COMMON STOCK       421946104       626,177       29,642      SOLE          N/A        SOLE
Hewlett Packard Company        COMMON STOCK        4.28E+11     2,420,635       24,955      SOLE          N/A        SOLE
Home Depot                     COMMON STOCK                     2,707,589       51,026      SOLE          N/A        SOLE
Household International        COMMON STOCK       441815107     1,485,274       26,230      SOLE          N/A        SOLE
IBM                            COMMON STOCK       459200101     1,210,163       10,757      SOLE          N/A        SOLE
Imaginon Inc                   COMMON STOCK                         5,313       10,000      SOLE          N/A        SOLE
Immunex Corp                   COMMON STOCK                       641,625       14,750      SOLE          N/A        SOLE
Intel Corporation              COMMON STOCK       458140100     3,855,992       92,776      SOLE          N/A        SOLE
JDS Uniphase Corporation       COMMON STOCK                     1,596,147       16,857      SOLE          N/A        SOLE
Johnson & Johnson              COMMON STOCK       478160104       634,078        6,750      SOLE          N/A        SOLE
JP Morgan                      COMMON STOCK                       479,016        2,932      SOLE          N/A        SOLE
Lanier Worldwide Inc           COMMON STOCK                         11200       11,200      SOLE          N/A        SOLE
Lucent Technologies            COMMON STOCK                       559,722       18,314      SOLE          N/A        SOLE
Mail-Well Inc (Colorado)       COMMON STOCK       560321200        44,375       10,000      SOLE          N/A        SOLE
MBNA Corporation               COMMON STOCK     55262400000     1,475,936       38,336      SOLE          N/A        SOLE
McDonald's                     COMMON STOCK                       289,800        9,600      SOLE          N/A        SOLE
Medtronic Inc.                 COMMON STOCK       585055106     2,366,381       45,672      SOLE          N/A        SOLE
Mellon Financial Corp          COMMON STOCK                        482300       10,400      SOLE          N/A        SOLE
Merck & Co.                    COMMON STOCK                       602,199        8,090      SOLE          N/A        SOLE
Microsoft Corporation          COMMON STOCK                     2,693,798       44,664      SOLE          N/A        SOLE
Minnesota Mining and Mfg.      COMMON STOCK       604059105       850,379        9,332      SOLE          N/A        SOLE
Molex Incorporated Cl A        COMMON STOCK                       253,805        6,125      SOLE          N/A        SOLE
Montana Power Co               COMMON STOCK                        267000        8,000      SOLE          N/A        SOLE
NB Cap TR I  TOPS              COMMON STOCK                             0       10,000      SOLE          N/A        SOLE
Nokia Corp                     COMMON STOCK                       897,613       22,546      SOLE          N/A        SOLE
Nortel Networks Corporation    COMMON STOCK       656568102       499,432        8,385      SOLE          N/A        SOLE
Oracle Corp.                   COMMON STOCK       68389X105     2,121,131       26,935      SOLE          N/A        SOLE
Pacer Energy                   COMMON STOCK                             0       35,000      SOLE          N/A        SOLE
Pall Corp.                     COMMON STOCK       696429307       383,358       19,228      SOLE          N/A        SOLE
Pepsico Inc.                   COMMON STOCK       997134101     1,163,800       25,300      SOLE          N/A        SOLE
Petro Geo Svcs A/S Adr         COMMON STOCK                       220,800       12,800      SOLE          N/A        SOLE
Pfizer Incorporated            COMMON STOCK       717081103     2,253,856       50,155      SOLE          N/A        SOLE
Pharmacia Corp                 COMMON STOCK                     1,877,850       31,200      SOLE          N/A        SOLE
Philip Morris Companies        COMMON STOCK       718154107     1,390,186       47,225      SOLE          N/A        SOLE
Pitt Desmoines Inc             COMMON STOCK                       546,750       18,000      SOLE          N/A        SOLE
Procter & Gamble               COMMON STOCK       742718109       227,800        3,400      SOLE          N/A        SOLE
Puget Sound Power & Light      COMMON STOCK                        126875        5,000      SOLE          N/A        SOLE
Qwest Communications           COMMON STOCK                     5,035,460      104,769      SOLE          N/A        SOLE
Royal Dutch Petroleum Co       COMMON STOCK                       353,152        5,892      SOLE          N/A        SOLE
Sabine Royalty Trust           COMMON STOCK       785688102     1,206,773       63,935      SOLE          N/A        SOLE
Safeway Inc New                COMMON STOCK       786514208       429,058        9,190      SOLE          N/A        SOLE
San Juan Basin Royal Tr        COMMON STOCK                       152,594       12,850      SOLE          N/A        SOLE
Sara Lee Corp                  COMMON STOCK       803111103       360,181       17,732      SOLE          N/A        SOLE
SBC Communications Inc.        COMMON STOCK       78387G103       601,550       12,031      SOLE          N/A        SOLE
Schering Plough                COMMON STOCK                       203,438        4,375      SOLE          N/A        SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001       349,499        4,246      SOLE          N/A        SOLE
Siebel Systems Inc             COMMON STOCK                     6,904,047       62,024      SOLE          N/A        SOLE
Solectron Corp.                COMMON STOCK                       259,453        5,625      SOLE          N/A        SOLE
Southern Company               COMMON STOCK                       726,600       22,400      SOLE          N/A        SOLE
Staples Inc.                   COMMON STOCK       855030102       329,420       23,219      SOLE          N/A        SOLE
Sun Microsystems               COMMON STOCK                       488,599        4,185      SOLE          N/A        SOLE
Target Corp                    COMMON STOCK                       340,044       13,270      SOLE          N/A        SOLE
Texaco                         COMMON STOCK       881694103       346,238        6,595      SOLE          N/A        SOLE
The Charles Schwab Corp        COMMON STOCK                     2,337,569       65,847      SOLE          N/A        SOLE
Transocean Offshore            COMMON STOCK                     1,085,149       18,510      SOLE          N/A        SOLE
Triton Energy Limited          COMMON STOCK                       390,000       10,000      SOLE          N/A        SOLE
Tyco International LTD         COMMON STOCK                       535,869       10,330      SOLE          N/A        SOLE
U S Bancorp Del                COMMON STOCK                       901,933       39,645      SOLE          N/A        SOLE
VeriSign Inc                   COMMON STOCK                       227,883        1,125      SOLE          N/A        SOLE
Verizon Communications         COMMON STOCK                       307,142        6,341      SOLE          N/A        SOLE
Vodafone Airtouch ADR          COMMON STOCK                       996,595       26,935      SOLE          N/A        SOLE
Wal Mart Stores Inc.           COMMON STOCK                     4,074,984       84,675      SOLE          N/A        SOLE
Walt Disney                    COMMON STOCK       254687106       493,540       12,903      SOLE          N/A        SOLE
Wells Fargo                    COMMON STOCK                       734,081       15,980      SOLE          N/A        SOLE
WorldCom Inc                   COMMON STOCK       98157D106       655,250       21,572      SOLE          N/A        SOLE
Yahoo! Inc                     COMMON STOCK       984332106       493,220        5,420      SOLE          N/A        SOLE